Fair Value Measurements (details) - Fair Value Hierarchy - Recurring basis [Member] - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 62,072	$ 61,300
Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,760	2,709
Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	59,014	58,371
Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	298	220
Fixed maturities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	61,268	60,515
Fixed maturities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,057	2,038
Fixed maturities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	58,949	58,293
Fixed maturities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	262	184
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,049	2,035
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	2,049	2,035
Obligations of states, municipalities and political subdivisions [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	31,960	31,910
Obligations of states, municipalities and political subdivisions [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	31,956	31,898
Obligations of states, municipalities and political subdivisions [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	4	12
Debt securities issued by foreign governments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,590	1,662
Debt securities issued by foreign governments [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,590	1,662
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,780	1,708
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	1,692	1,704
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	88	4
All other corporate bonds [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	23,795	23,107
All other corporate bonds [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	5
All other corporate bonds [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	23,620	22,939
All other corporate bonds [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	170	168
Redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	94	93
Redeemable preferred stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	3	3
Redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	91	90
Equity securities [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	751	732
Equity securities [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	686	654
Equity securities [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	65	78
Public common stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	619	603
Public common stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	619	603
Non-redeemable preferred stock [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	132	129
Non-redeemable preferred stock [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	67	51
Non-redeemable preferred stock [Member] | Level 2 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	65	78
Other investments [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	53	53
Other investments [Member] | Level 1 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	17	17
Other investments [Member] | Level 3 [Member]
Level within the fair value hierarchy at which the Company's financial assets are measured
Total invested assets measured on a recurring basis	$ 36	$ 36